Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
Convertible redeemable preferred shares and warrants	7,241,500	14,993,439	72,415,000